OTHER (EXPENSE) INCOME	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
OTHER (EXPENSE) INCOME
OTHER (EXPENSE) INCOME

Years ended December 31	2019	2018
Write-down/loss on disposal of mineral properties, plant and equipment	$(1,018)	$(5,344)
Gain (loss) on derivatives	2,243	(2,782)
Write-down of deferred consideration asset	(3,677)	—
Other	(3,287)	(966)
	$(5,739)	$(9,092)